UNITED STATES
      		SECURITIES AND EXCHANGE COMMISSION
      			FORM 13F



      		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

September 30, 2011

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a
restatement.
				  [     ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
      		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager
filing this report and the person whom
it is signed hereby represent that the
person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting
Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

Lloyd Moskowitz  New York, New York  November 14, 2011


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.



		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	63
Form 13F Information Table Value Total:	$93,878

List of Other Included Managers:

No. 13F File Number		Name





            FORM
13F










 WALTER F. HARRISON,
III









            FORM
13F










 AS OF SEPTEMBER 30,
2011





                   FORM 13F














Name of Reporting Manager :
Walter F. Harrison III



(SEC USE ONLY)
Item 1:
Item 2
Item 3
Item 4
Item 5
Item 6:
Item 7:
Item 8:
Name of Issuer
Title of
Class
CUSIP
Fair
Market
Shares of
Investment Discretion
Managers
Voting Authority (Shares)


Numbe
r
Value
Principal

(b)
Shared

See
Instruc. V







Amount
(a)
Sole
As
Define
d
(c)
Share
d

(a)
Sole
(b)
Shared
(c) None










































in
Instr. V
Other




ALLIANT TECHSYSTEMS INC CMN
Common
018804
104

2,080,102

38,160
X


Walter
Harrison
X


AK STEEL HOLDING CORP
Common
001547
108

606,278

92,703
X


Walter
Harrison
X


ALPHA NATURAL RESOURCES, INC
Common
02076X
102

1,055,297

59,655
X


Walter
Harrison
X


ALTRIA GROUP INC CMN
Common
02209S
103

2,050,965

76,500
X


Walter
Harrison
X


AMAZON.COM
Common
023135
106

598,092

2,766
X


Walter
Harrison
X


AON CORPORATION
Common
037389
103

1,045,176

24,897
X


Walter
Harrison
X


APPLE, INC CMN
Common
037833
100

1,758,267

4,611
X


Walter
Harrison
X


BANK OF NEW YORK MELLON CORP
Common
064058
100


1,836,134


98,770
X


Walter
Harrison
X


BARRICK GOLD CORPORATION CMN
Common
067901
108

1,074,676

23,037
X


Walter
Harrison
X


BAXTER INTERNATIONAL INC
Common
071813
109

1,294,420

23,057
X


Walter
Harrison
X


BRIDGE BANCORP, INC
Common
108035
106

166,420

9,094
X


Walter
Harrison
X


CA INC CMN
Common
12673P
105

1,849,773

95,300
X


Walter
Harrison
X


CIMAREX ENERGY CO CMN
Common
171798
101

1,710,436

30,708
X


Walter
Harrison
X


CISCO SYSTEMS, INC. CMN
Common
17275
R102

1,470,950

94,900
X


Walter
Harrison
X


COACH INC
Common
189754
104

1,147,050

22,131
X


Walter
Harrison
X


COGNIZANTTECHNOLOGY SOLUTIONS
CORP
Common
192446
102

1,965,708

31,351
X


Walter
Harrison
X


CONSTANT CONTACT INC CMN
Common
210313
102

567,112

32,800
X


Walter
Harrison
X


CVS CAREMARK CORPORATION CMN
Common
126650
100

5,621,186

167,347
X


Walter
Harrison
X


CYBERONICS INC CMN
Common
23251P
102

2,496,739

88,224
X


Walter
Harrison
X


DECKERS OUTDOORS CORP CMN
Common
243537
107

1,626,108

17,455
X


Walter
Harrison
X


DOW CHEMICAL CO CMN
Common
260543
103

913,336

40,665
X


Walter
Harrison
X


EBAY INC
Common
278642
103

1,129,467

38,300
X


Walter
Harrison
X


EMC CORPORATION MASS CMN
Common
268648
102

2,201,830

104,899
X


Walter
Harrison
X


EVEREST RE GROUP LTD CMN
Common
G3223
R108

3,532,410

44,500
X


Walter
Harrison
X


FOREST CITY ENTERPRISES (CL-A) CMN
CLASS A
Common
345550
107

1,238,692

116,200
X


Walter
Harrison
X


FRANCESCA'S HOLDINGS CORP
Common
351793
104

653,798

30,825
X


Walter
Harrison
X


GOLDCORP INC CMN
Common
380956
409

1,223,837

26,815
X


Walter
Harrison
X


GOOGLE, INC
Common
38259P
508

2,018,442

3,919
X


Walter
Harrison
X


GREENDOT CORPORATION
Common
39304
D104

65,929

2,105
X


Walter
Harrison
X


HALLIBURTON COMPANY CMN
Common
406216
101

801,760

26,270
X


Walter
Harrison
X


HOLLYWOOD MEDIA CORP CMN
Common
436233
100

70,473

47,297
X


Walter
Harrison
X


KKR FINANCIAL HOLDINGS LLC CMN
SERIES  CLASS
Common
48248A
306

693,962

93,400
X


Walter
Harrison
X


LAKES ENTERTAINMENT INC CMN
Common
51206P
109

137,993

57,022
X


Walter
Harrison
X


LAS VEGAS SANDS CORP
Common
517834
107

2,316,618

60,423
X


Walter
Harrison
X


LRAD CORP CMN
Common
50213V
109

99,900

54,000
X


Walter
Harrison
X


MANNKIND CORPORATION CMN
Common
56400P
201

324,045

85,500
X


Walter
Harrison
X


MBIA INC CMN
Common
55262
C100

681,199

93,700
X


Walter
Harrison
X


MCMORAN EXPLORATION INC
Common
582411
104

1,544,135

155,502
X


Walter
Harrison
X


MEAD JOHNSON NUTRITION CO CMN
CLASS A
Common
582839
106

1,268,468

18,429
X


Walter
Harrison
X


MERCK & CO, INC
Common
58933Y
105

1,357,115

41,502
X


Walter
Harrison
X


METTLER-TOLEDO INTL CMN
Common
592688
105

1,686,518

12,050
X


Walter
Harrison
X


MICROSOFT CORPORATION CMN
Common
594918
104

1,930,220

77,550
X


Walter
Harrison
X


NEW YORK COMMUNITY BANCORP INC
CMN
Common
649445
103

698,066

58,661
X


Walter
Harrison
X


NOVELLUS SYSTEMS INC CMN
Common
670008
101

628,425

23,053
X


Walter
Harrison
X


ORACLE CORPORATION CMN
Common
68389X
105

804,720

28,000
X


Walter
Harrison
X


PARAMETRIC SOUNDS CORPORATION
CMN
Common
699172
102

155,555

207,407
X


Walter
Harrison
X


PHILLIP MORRIS INTL INC
Common
718172
109

3,306,140

53,000
X


Walter
Harrison
X


PICO HOLDINGS INC CMN
Common
693366
205

1,033,704

50,400
X


Walter
Harrison
X


PIONEER NATURAL RESOURCES CO CMN
Common
723787
107

606,465

9,221
X


Walter
Harrison
X


PLAINS EXPL & PROD CO
Common
726505
100

1,308,300

57,609
X


Walter
Harrison
X


POTASH CORP. OF SASKATCHEWAN CMN
Common
73755L
107

637,668

14,754
X


Walter
Harrison
X


PULTE HOMES, INC. CMN
Common
745867
101

934,965

236,700
X


Walter
Harrison
X


QUALCOMM INC. CMN
Common
747525
103

2,306,035

47,420
X


Walter
Harrison
X


RADIAN GROUP INC. CMN
Common
750236
101

312,075

142,500
X


Walter
Harrison
X


REDWOOD TRUST INC CMN
Common
758075
402

3,730,222

333,950
X


Walter
Harrison
X


TEVA PHARMACEUTICAL IND LTD ADS
Common
881624
209

2,313,744

62,164
X


Walter
Harrison
X


U.S. BANCORP CMN
Common
902973
304

4,100,056

174,174
X


Walter
Harrison
X


VISA INC.
Common
92826
C839

985,780

11,500
X


Walter
Harrison
X


VODAFONE GROUP PLC SPONSORED ADR
CMN
Common
92857
W209

1,603,750

62,500
X


Walter
Harrison
X


WEATHERFORD INTERNATIONAL LTD
Common
H2701
3103

900,365

73,740
X


Walter
Harrison
X


WELLPOINT, INC. CMN
Common
94973V
107

4,875,698

74,689
X


Walter
Harrison
X


WILLIS GROUP HOLDINGS LTD CMN
Common
G9665
5108

2,663,675

77,500
X


Walter
Harrison
X


YAHOO INC CMN
Common
984332
106

2,061,764

156,550
X


Walter
Harrison
X














Total Market Value


93,878,20
8











 AS OF MARCH 31, 2011